Share Option and Warrant Reserves (Details 2)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share Option And Warrant Reserves
Number of share options outstanding beginning of the year | shares	5,602,619	4,192,253
Number of share options granted | shares	5,857,459	2,226,184
Number of share options exercised | shares	(3,228,182)	(625,798)
Number of share options expired | shares	(20,272)	(155,394)
Number of share options forfeited | shares	(70,620)	(34,626)
Number of share options outstanding end of the year | shares	8,141,004	5,602,619
Weighted average exercise price outstanding beginning of the year | $ / shares	$ 2.96	$ 2.74
Weighted average exercise price granted | $ / shares	2.42	2.83
Weighted average exercise price exercised | $ / shares	2.42	.92
Weighted average exercise price expired | $ / shares	2.90	3.45
Weighted average exercise price forfeited | $ / shares	2.61	2.80
Weighted average exercise price outstanding end of the year | $ / shares	$ 2.67	$ 2.96